Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Inventories [Abstract]
Raw materials	$ 150
Indirect materials	40
Inventory in transit	159
Work in process	592
Finished goods	517
Merchandise	146
Inventory reserve	(40)
Total inventory, net of provision	$ 1,564